DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 180
Unrealized Losses on Derivative Financial Liabilities	(339)
Net Change	(159)	$ 213
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	25
Unrealized Losses on Derivative Financial Liabilities	(153)
Net Change	(128)	355
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	155
Unrealized Losses on Derivative Financial Liabilities	(186)
Net Change	$ (31)	$ (142)